SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) (Parenthetical) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended	12 Months Ended
		Aug. 31, 2021	Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Sep. 17, 2024	Dec. 31, 2020	Jul. 31, 2020
Short-Term Debt [Line Items]
Face amount			$ 142			$ 250		$ 350
Convertible notes payable				$ 743		675
Accrued and unpaid interest			$ 3
Original issue discount percentage											1.00%
Issuance of common stock						925
Warrants exercise price			$ 4.29
Notes Payable, Current						$ 0		30		$ 50
Warrant [Member]
Short-Term Debt [Line Items]
Warrants exercise price				$ 4.17		$ 4.17			$ 4.80
Convertible Notes Payable One [Member]
Short-Term Debt [Line Items]
Face amount		$ 350
Debt instrument interest percentage		10.00%
Convert of common stock price per share		$ 4.17
Convertible notes payable					[1]		[1]	350
Accrued and unpaid interest								$ 14
Accrued interest						$ 23
Converted shares						92,000
Convertible Notes Payable Two [Member]
Short-Term Debt [Line Items]
Face amount						$ 250
Debt instrument interest percentage						10.00%
Convert of common stock price per share						$ 4.17
Convertible notes payable	[2]
Converted shares						154,782
Original issue discount percentage						8.00%
Issuance of common stock						$ 230
Warrant to purchase shares						150,000
Fair value of warrant						$ 390
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Face amount						$ 675
Debt instrument interest percentage						6.00%
Convertible notes payable				743		$ 675
Accrued and unpaid interest				68		17
Accrued interest				$ 43
Converted shares			368,371	334,375
Issuance of common stock						564
Notes Payable, Current			$ 792	$ 743		600
Accrued and unpaid interest			$ 92	60		$ 48
Debt instrument description						If the Company does not close an IPO transaction within 12 months of the date of the note, the Company will have the choice of paying off the principal plus all accrued and unpaid interest, or the note’s principal balance will increase to 110% of its original balance. The notes are convertible at the option of the noteholders into shares of the Company’s common stock at a price per share as defined in the agreement or will automatically be converted into shares of the Company’s common stock at 60% of the IPO price per share upon the closing of an IPO transaction.
Convertible Notes Payable [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants exercise price						$ 4.17		$ 4.17
Convertible Notes Payable Three [Member]
Short-Term Debt [Line Items]
Face amount						$ 675
Debt instrument interest percentage						6.00%
Convertible notes payable	[3]			$ 743		$ 675
Accrued and unpaid interest						17
Issuance of common stock						$ 564
Debt instrument description						If the Company does not close an IPO transaction within 12 months of the date of the note, the Company will have the choice of paying off the principal plus all accrued and unpaid interest, or the note’s principal balance will increase to 110% of its original balance. The notes are convertible at the option of the noteholders to convert into shares of the Company’s common stock at a price per share as defined in the agreement or will automatically be converted into shares of the Company’s common stock at 60% of the IPO price per share upon the closing of an IPO transaction.

[1]	In August 2021, the Company entered into a convertible note payable agreement with an individual in the amount of $350. The note accrued interest at 10% per annum, was unsecured and was due the latter of August 2021 or the closing of a proposed merger by the Company. The note was convertible at the option of the noteholder to convert into shares of the Company’s common stock at $4.17 per share. At December 31, 2021, principal of $350 and accrued and unpaid interest of $14, was owed on the note. During the year ended December 31, 2022, the note accrued interest of $23. In 2022, all the principal plus accrued and unpaid interest converted into 92,000 shares of the Company’s common stock based on the principal and accrued interest due on the date of conversion. As of December 31, 2022 and 2023, no principal or accrued interest was outstanding on the note.
[2]	During the year ended December 31, 2022, the Company entered into a convertible note payable agreement with the same individual in the amount of $250. The note accrued interest at 10% per annum, was unsecured and was due upon the closing of a proposed IPO transaction by the Company, or by July 2022, if the IPO transaction has not occurred by that date. The note included an original issue discount (OID) of 8.0%. The note was convertible at the option of the noteholder to convert into shares of the Company’s common stock at $4.17 per share or will be automatically converted into shares of the Company’s common stock at $4.17 per share upon the closing of an IPO transaction. The net proceeds received relating to the agreement were $230.
[3]	During the year ended December 31, 2022, the Company entered into several convertible note payable agreements with individuals and an entity in the aggregate total of $675. The notes accrue interest at 6% per annum, are unsecured and are due by April 2025. If the Company does not close an IPO transaction within 12 months of the date of the note, the Company will have the choice of paying off the principal plus all accrued and unpaid interest, or the note’s principal balance will increase to 110% of its original balance. The notes are convertible at the option of the noteholders to convert into shares of the Company’s common stock at a price per share as defined in the agreement or will automatically be converted into shares of the Company’s common stock at 60% of the IPO price per share upon the closing of an IPO transaction. The net proceeds relating to the agreements, net of expenses, were $564. As of December 31, 2022, $675 of principal was outstanding on the notes, and $17 of accrued and unpaid interest.